10-Q Stockholders' Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Total	$ 2,544	$ 331
Selling, general and administrative
Class of Stock [Line Items]
Total	1,988	235
Research and development
Class of Stock [Line Items]
Total	$ 556	$ 96